Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long Term Debt, current and non-current [Abstract]
8.5% Senior Unsecured Notes	$ 63,250	$ 63,250
Secured Term Loans	539,467	542,691
Total debt outstanding	602,717	605,941
Less related deferred financing costs	(4,536)	(5,870)
Total debt, net of deferred financing costs	598,181	600,071
Less: Current portion of long-term debt, net of deferred financing costs, current	(65,072)	(40,984)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 533,109	$ 559,087